Segment reporting	6 Months Ended
Jun. 30, 2023
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the major market, Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia, as our SSA business, Kuwait and Egypt as our MENA business and Brazil, Colombia and Peru as our Latam business.

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four operating segments:

◾	Nigeria
◾	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia
◾	Latam, which comprises operations in Brazil, Colombia and Peru
◾	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Segment Adjusted EBITDA (defined as profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment and related prepaid land rent on the decommissioning of sites, reversal of provision for decommissioning costs, net (profit)/loss on sale of assets, share based payment (credit)/expense, insurance claims, listing costs and certain other items that management believes are not indicative of the core performance of our business). The most directly comparable IFRS measure to Adjusted EBITDA is our profit/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial information presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the six months ended June 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	789,570	245,553	93,993	19,616	—	1,148,732
Segment Adjusted EBITDA	510,327	128,417	66,502	9,050	(75,042)	639,254
Depreciation and amortization (note 6 and 7)						(235,450)
Net gain on disposal of property, plant and equipment (note 7)						566
Insurance claims (note 9)						278
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(5,081)
Impairment of withholding tax receivables (note 7)						(24,604)
Business combination transaction costs (note 7)						(1,486)
Other costs (a)						(4,848)
Share‑based payment expense (note 7)						(6,917)
Finance income (note 10)						13,160
Finance costs (note 11)						(1,542,979)
Other income (note 9)						58
Loss before income tax						(1,168,049)

Additions of property, plant and equipment, right of use assets and intangible assets:
- in the normal course of business	217,165	52,980	99,139	8,812

Segment assets (at June 30, 2023)	1,598,556	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)	910,389	838,874	633,811	111,541
(a)	Other costs for the six months ended June 30, 2023 included one off consulting fees related to corporate structures and operating systems of $2.8 million, non-recurring consulting services of $1.0 million and non-recurring professional fees related to financing of $0.2 million.

Summarized financial information for the six months ended June 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	641,781	180,530	74,013	17,491	—	913,815
Segment Adjusted EBITDA*	386,717	99,989	53,017	7,788	(63,463)	484,048
Depreciation and amortization (note 6 and 7)						(222,699)
Net loss on disposal of property, plant and equipment (note 7)						(13,784)
Insurance claims (note 9)						1,616
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						1,331
Impairment of withholding tax receivables (note 7)						(27,717)
Business combination transaction costs (note 7)						(14,039)
Other costs (a)						(514)
Share‑based payment expense (note 7)						(5,625)
Finance income (note 10)						45,667
Finance costs (note 11)						(380,902)
Other income (note 9)						2,521
Loss before income tax						(130,097)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	719,219	386,460	—
- in the normal course of business	128,189	52,171	51,126	12,346

Segment assets (at June 30, 2022)*	2,279,885	1,736,548	1,948,501	176,422
Segment liabilities (at June 30, 2022)*	922,197	964,570	599,485	105,967
(a)	Other costs for the six months ended June 30, 2022 included professional costs related to Sarbanes-Oxley (SOX) implementation costs.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the TIM Fiber Acquisition in November 2021, the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Summarized financial information for the three months ended June 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	364,592	123,393	48,344	9,875	—	546,204
Segment Adjusted EBITDA	238,448	62,933	35,330	5,384	(38,385)	303,710
Depreciation and amortization (note 6 and 7)						(116,494)
Net loss on disposal of property, plant and equipment (note 7)						(168)
Insurance claims (note 9)						133
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(935)
Impairment of withholding tax receivables (note 7)						(13,349)
Business combination transaction costs (note 7)						(27)
Other costs (a)						(2,673)
Share‑based payment expense (note 7)						(3,628)
Finance income (note 10)						8,373
Finance costs (note 11)						(1,366,012)
Other income (note 9)						28
Loss before income tax						(1,191,042)

Additions of property, plant and equipment, right of use assets and intangible assets:
- in the normal course of business	137,078	25,209	56,214	5,485

Segment assets (at June 30, 2023)	1,598,556	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)	910,389	838,874	633,811	111,541
(a)	Other costs for the three months ended June 30, 2023 included one off consulting fees related to corporate structures and operating systems of $1.2 million and non-recurring consulting services of $1.0 million.

Summarized financial information for the three months ended June 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	321,125	94,902	42,780	8,876	—	467,683
Segment Adjusted EBITDA*	183,698	52,990	30,904	4,170	(32,586)	239,176
Depreciation and amortization (note 6 and 7)						(114,859)
Net loss on disposal of property, plant and equipment (note 7)						(13,617)
Insurance claims (note 9)						466
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						3,514
Impairment of withholding tax receivables (note 7)						(12,932)
Business combination transaction costs (note 7)						(5,679)
Share‑based payment expense (note 7)						(2,051)
Finance income (note 10)						3,895
Finance costs (note 11)						(261,886)
Other income (note 9)						2,501
Loss before income tax						(161,472)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	719,219	—	—
- in the normal course of business	72,039	39,254	23,918	7,691

Segment assets (at June 30, 2022)*	2,279,885	1,736,548	1,948,501	176,422
Segment liabilities (at June 30, 2022)*	922,197	964,570	599,485	105,967

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the TIM Fiber Acquisition in November 2021, the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
			$’000	$’000

Customer A	61%	62%	59%	62%
Customer B	18%	16%	17%	16%